Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2017
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Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations
22.	ASSETS CLASSIFIED AS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	31 December 2017	31 December 2016

Balance at the end of previous year as reported	16 439	48
Adjustments	19	—
Balance at the end of previous year as adjusted	16 458	48
Combination with SAB	—	24 805
Disposals from SAB transaction-related divestitures	(15 514)	(16 342)
Reclassified to assets held for sale in the period	91	7 959
Disposals	(26)	(28)
Effect of movements in foreign exchange	132	(51)
Other movements	(1 008)	48

Balance at the end of year as reported	133	16 439
Balance at the end of year as adjusted	—	16 458

LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Million US dollar	31 December 2017	31 December 2016

Balance at the end of previous year	2 174	—
Reclassified to assets held for sale in the period	—	2 174
Disposals from SAB transaction-related divestitures	(1 166)	—
Other movements	(1 008)	—

Balance at the end of year	—	2 174

Completion of CCBA disposal

On 4 October 2017, AB InBev announced the completion of the transition of its 54.5% equity stake in Coca-Cola Beverages Africa (“CCBA”) for 3.15 billion US dollar, after customary adjustments. AB InBev stopped consolidating CCBA in its consolidated financial statements as of that date.

CCBA, the largest Coca-Cola bottler in Africa, was formed in 2016 through the combination of the African non-alcohol ready-to-drink bottling interests of SAB, The Coca-Cola Company and Gutsche Family Investments. It includes the countries of South Africa, Namibia, Kenya, Uganda, Tanzania, Ethiopia, Mozambique, Ghana, Mayotte, and Comoros.

Following completion, CCBA will remain subject to the agreement reached with the South African Government and the South African Competition Authorities on several conditions, all of which were previously announced.

In addition the companies continue to work towards finalizing the terms and conditions of the agreement for The Coca-Cola Company to acquire AB InBev’s interest in, or the bottling operations of, its businesses in Zambia, Zimbabwe, Botswana, Swaziland, Lesotho, El Salvador, and Honduras. These transactions are subject to the relevant regulatory and shareholder approvals in the different jurisdictions. By 31 December 2017, the assets and liabilities of the above operations were not reported as assets classified as held for sale and liabilities associated with assets held for sale.

SAB announced divestitures

Proceeds from assets held for sale in the period also relate to the completion of the divestitures of the businesses formerly owned by SAB in Poland, the Czech Republic, Slovakia, Hungary and Romania, and the completion of the sale of the company’s indirect shareholding in Distell Group Limited in South Africa to the Public Investment Corporation Limited. The results of the Central and Eastern European businesses acquired through the SAB combination exclusively with a view to resale, qualified as discontinued operations and have been presented as such in these consolidated financial statements until the completion of the disposal on 31 March 2017. The results of Distell were reported as share of results of associates until the completion of the disposal on 12 April 2017.

On 11 October 2016, the company completed the disposals of SAB’s interests in MillerCoors and the global Miller brand, SAB’s interest in China Resources Snow Breweries and part of SAB’s European business. These businesses had been classified as assets held for sale upon the combination with SAB.